Income Taxes (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit	$ 1,022	$ 574	$ 4,182	$ 2,748	$ 3,630	$ 16,032
Effective income tax rate	2.70%	9.50%	5.10%	6.60%	5.69%	14.67%